Derivatives - Summary of Derivative Asset and Liability (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022 [1]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	€ 1,429	€ 2,771	[1]	€ 8,843
Derivative liabilities	2,479	5,175	[1]	€ 7,138
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	1,429	2,771
Derivative liabilities	2,479	5,175
Insurance Contracts With Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	35	29
Derivative liabilities	296	344
Insurance Contracts Without Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	1,322	2,599
Derivative liabilities	1,788	4,295
Investment Contracts With Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	25	20
Derivative liabilities	300	366
Non-Insurance related [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	46	123
Derivative liabilities	96	170
Derivatives not designated as hedges [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	1,238	2,445
Derivative liabilities	1,466	3,958
Derivatives not designated as hedges [member] | Insurance Contracts With Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	35	29
Derivative liabilities	296	344
Derivatives not designated as hedges [member] | Insurance Contracts Without Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	1,171	2,392
Derivative liabilities	823	3,182
Derivatives not designated as hedges [member] | Investment Contracts With Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	25	20
Derivative liabilities	300	366
Derivatives not designated as hedges [member] | Non-Insurance related [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	7	5
Derivative liabilities	47	65
Fair value hedges [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	4	4
Derivative liabilities	4	4
Fair value hedges [member] | Insurance Contracts Without Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	4	3
Derivative liabilities	4	4
Fair value hedges [member] | Non-Insurance related [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	1
Cash flow hedges [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	147	204
Derivative liabilities	961	1,108
Cash flow hedges [member] | Insurance Contracts Without Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	147	204
Derivative liabilities	961	1,108
Derivatives designated as net foreign investment hedges [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	39	118
Derivative liabilities	48	104
Derivatives designated as net foreign investment hedges [member] | Insurance Contracts Without Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets		0
Derivatives designated as net foreign investment hedges [member] | Non-Insurance related [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	39	118
Derivative liabilities	48	104
Derivatives where Aegon bears the risk for financial performance [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	1,361	2,718
Derivative liabilities	1,878	4,459
Derivatives where Aegon bears the risk for financial performance [member] | Insurance Contracts With Direct Participating Features [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	0
Derivatives where Aegon bears the risk for financial performance [member] | Insurance Contracts Without Direct Participating Features [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	1,322	2,599
Derivative liabilities	1,788	4,295
Derivatives where Aegon bears the risk for financial performance [member] | Non-Insurance related [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	40	119
Derivative liabilities	90	165
Derivatives where the policyholder bears the risk for financial performance [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	67	53
Derivative liabilities	601	715
Derivatives where the policyholder bears the risk for financial performance [member] | Insurance Contracts With Direct Participating Features [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	35	29
Derivative liabilities	296	344
Derivatives where the policyholder bears the risk for financial performance [member] | Investment Contracts With Direct Participating Features [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	25	20
Derivative liabilities	300	366
Derivatives where the policyholder bears the risk for financial performance [member] | Non-Insurance related [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	7	5
Derivative liabilities	€ 5	€ 5

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.